U.S. Initial Public Offering on Nasdaq	6 Months Ended
Jun. 30, 2022
U.S. Initial public offering on Nasdaq [Abstract]
U.S. Initial public offering on Nasdaq

Note 3 - U.S. Initial public offering on Nasdaq

As noted in Note 1B above, on June 6, 2022, the Company completed an underwritten U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441) for issuance of -

A.	Number of 2,941,918 units at a price to the public of $4.13 per unit, each consisting of (i) one ADS and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events) and

B.	Number of 208,282 pre-funded units at a price to the public of $4.129 per pre-funded unit, each consisting of (i) one pre-funded warrant exercisable for one ADS over unlimited period at an exercise price of $0.001 (the pre-funded warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events). It is noted that all of the pre-funded warrants were fully paid at the Closing Date, as defined below, however the related ADS were issued subsequent to the balance sheet. See also Note 7B.

Each ADS represents 5 ordinary shares of the Company.

In connection with the U.S. IPO, the Company engaged an U.S. underwriter which was granted as part of its compensation upon completion of the U.S. IPO (i) a 45-day Over-Allotment Option to purchase up to an additional 469,654 ADS at an exercise price of $4.129 or pre-funded warrants and/or 469,654 warrants exercisable for the same number of ADS at an exercise price of $0.001 (“Over-Allotment Option”) and (ii) a Representative’s Warrant exercisable for 157,510 ADS at an exercise price of $5.16 per ADS over a limited period of 5-years from the issuance date. In connection with the closing of the offering, in June 2022, the underwriter partially exercised its Over-Allotment Option to purchase an additional 126,482 warrants exercisable for the same number of ADS for de minimis consideration. The remaining 343,172 Over-Allotment Option has been expired.

Upon satisfaction of customary closing conditions, the closing date of the U.S. IPO was June 7, 2022 (the “Closing Date”).

As the exercise price of the Warrants is determined in foreign currency and as the Warrants might be exercisable to a variable number of shares due to the cashless exercise mechanism, the Warrants were accounted for as a derivative financial liability.

Moreover, the Company receives substantially all of the pre-funded warrant’s proceeds upfront (without any conditions) as part of the pre-funded warrant’s purchase price and in return the Company is obligated to issue fixed number of ADS to the holders. Consequently, pre-funded warrants were accounted and were classified as additional paid-in capital as part of the Company’s shareholders’ equity.

As the Over-Allotment Option exercisable for ADS, Over-Allotment Option exercisable for pre-funded warrants and/or warrants and the Representative’s Warrant were granted to the underwriter as compensation for its underwriting services rendered in respect to the U.S. IPO, they were accounted for under IFRS 2 “Share-based Payment” in total amount of NIS 5, NIS 588 and NIS 461, respectively. These expenses were estimated at fair value by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.16%-3.11%; expected volatility of 52.92%, exercise period and exercise price based upon the stated terms, ADS price of $2.76 which represents the quoted market price of the average four business days following the Closing Date. These expenses were included as part of the incremental and direct issuance costs incurred through the U.S. IPO.

Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:

Fair value at Closing Date
Unaudited
Derivative warrant liability (*)	3,947
Pre-funded warrant and ADS	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

The total incremental and direct issuance costs amounted to NIS 7,949 were allocated to the Warrants (NIS 723) and the ADS (including pre-funded warrants) (NIS 7,226), based on the relative value of such identified instruments at the Closing Date. The portion of issuance costs that was allocated to the Warrants was recognized immediately as finance expenses in the condensed statement of comprehensive loss and the portion of issuance costs related to the ADS (including pre-funded warrant) was deducted from additional paid-in capital.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the period of six months ended June 30, 2022:

Six months period ended June 30,
2022
Unaudited
Opening balance	-
Recognition of fair value of warranted issued at Effective Date	3,947
Warrants issued as result of partially exercised of over-allotment option	158
Revaluation of derivative warrant liability exercisable for ADS	(82)
Closing balance	4,023